Long-term debt - Monthly instalments for mining equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	$ 16,923	$ 16,919	$ 3,764
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	11,821
Later than one year and not later than two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	3,739
Later than three years and not later than four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	$ 1,363